Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries (Additional Information) (Details) $ / shares in Units, $ in Thousands, $ in Thousands																					1 Months Ended					8 Months Ended	12 Months Ended
	Oct. 08, 2020 USD ($)	Sep. 28, 2020 USD ($) shares	Sep. 28, 2020 AUD ($) shares	Aug. 31, 2020 USD ($) shares	Dec. 23, 2019 USD ($) shares	Sep. 20, 2019 USD ($) shares	Sep. 20, 2019 HKD ($) shares	Mar. 12, 2019 USD ($)	Mar. 08, 2019 USD ($) $ / shares shares	Feb. 05, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Jun. 07, 2018 USD ($) $ / shares shares	Jun. 07, 2018 HKD ($) shares	Dec. 22, 2017 USD ($) shares	Dec. 22, 2017 HKD ($) shares	May 10, 2017 USD ($) $ / shares	Apr. 28, 2017 USD ($) shares	Dec. 27, 2016 USD ($)	Feb. 29, 2016 shares	Dec. 28, 2015 USD ($) shares	Aug. 31, 2020 USD ($) shares	Jan. 31, 2020 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Aug. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 12, 2020 USD ($) $ / shares	Aug. 31, 2020 HKD ($)	Jun. 07, 2018 HKD ($)	Apr. 18, 2018	Dec. 26, 2017 $ / shares
Business Acquisition [Line Items]
Cash					$ 21,790,000
Goodwill.											$ 248,000											$ 60,103,000					$ 385,000	$ 5,107,000	$ 3,906,000
Revenues																											$ 3,683,000	4,293,000	5,115,000
Stock Issued During Period, Value, Acquisitions																												$ 14,661,000	5,242,000
Debt Instrument, Interest Rate, Stated Percentage																						8.00%											2.50%
Sale and Purchase Agreement
Business Acquisition [Line Items]
Maximum percentage of new shares company offered as consideration for acquisition				51.00%
Percentage Of Equity Interest Transferred				51.00%
Consideration				$ 190,000																	$ 190,000					$ 190,000					$ 1,460
Promissory Note [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount																						$ 28,470,000
Boca International Limited
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross																				$ 52,000,000.00				$ 52,000,000	$ 52,000,000.00
Maximum percentage of new shares company offered as consideration for acquisition																				19.90%
Stock Issued During Period, Shares, Acquisitions | shares																			1,162,305	3,400,000				1,162,305
Shares Issued, Price Per Share | $ / shares																								$ 3.51
Cash																								$ 1,000
Loan receivables																								332,000
Goodwill.																								36,504,000
Equity Method Investment, Ownership Percentage												51.00%																				51.00%
Percentage Of Equity Interest Transferred												49.00%	49.00%
Business Combination, Consideration Transferred																								$ 56,080,000
Business Acquisition, Percentage of Voting Interests Acquired																				100.00%				100.00%
Percentage of new shares issued for business acquisition																				19.90%
Boca International Limited | Sale and Purchase Agreement
Business Acquisition [Line Items]
Disposal business, Number of shares sold during the period | shares				94
Boca International Limited | Proprietary technology
Business Acquisition [Line Items]
Intangible assets																								$ 26,179,000
Boca International Limited | Sales Revenue [Member] | Customer concentration
Business Acquisition [Line Items]
Revenues																										$ 812,000			$ 402,000
Concentration risk percentage																										100.00%			98.00%
CSL
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross																$ 32,600,000	$ 32,600,000						$ 32,000,000.00
Stock Issued During Period, Shares, Acquisitions | shares						5,100	5,100
Shares Issued, Price Per Share | $ / shares																$ 1.55
Cash																$ 1,000
Accrued liabilities																68,000
Goodwill.																20,230,000
Equity Method Investment, Ownership Percentage						51.00%	51.00%					51.00%																				51.00%
Percentage Of Equity Interest Transferred												49.00%	49.00%
Business Combination, Consideration Transferred						$ 12,750,000	$ 99,450									34,925,000		$ 35,000,000.00
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares																	1,500,000
CSL | Proprietary technology
Business Acquisition [Line Items]
Intangible assets																$ 19,682,000
GCL
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross														$ 2,350,000	$ 19,600
Stock Issued During Period, Shares, Acquisitions | shares														2,220,283	2,220,283
Shares Issued, Price Per Share | $ / shares																																		$ 1.06
Cash														$ 943,000
Loan receivables														670,000
Interest receivables														6,000
Property, plant and equipment														508,000
Goodwill.														248,000
Business Combination, Consideration Transferred														$ 2,354,000	$ 19,600
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares														2,220,283	2,220,283
Paris Sky
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares												3,889,050	3,889,050
Shares Issued, Price Per Share | $ / shares												$ 1.23
Cash												$ 1,957,000
Property, plant and equipment												52,994,000
Other assets												50,000
Other payables												170,000
Income tax payable												4,000
Business Combination, Consideration Transferred												$ 48,128,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares												3,889,050	3,889,050
Stock Issued During Period, Value, Acquisitions												$ 4,780,000
Debt Instrument, Face Amount												$ 3,470,000																				$ 27,100
Debt Instrument, Interest Rate, Stated Percentage												8.00%																				8.00%
Business Acquisition, Percentage of Voting Interests Acquired												100.00%																				100.00%
Percentage of leasehold property in the fair value of gross assets acquired												95.00%	95.00%
Secured by pledged banking facility payable												$ (27,610,000)	$ 215,320
Leung Iris Chi Yu
Business Acquisition [Line Items]
Business Combination, Consideration Transferred												3,890,000	$ 30,330
Vision Lane Limited
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross										$ 7,460,000	6,410,000
Stock Issued During Period, Shares, Acquisitions | shares									4,519,347	4,519,347
Shares Issued, Price Per Share | $ / shares									$ 1.16	$ 1.10
Cash											$ 6,410,000
Business Combination, Consideration Transferred									$ 12,740,000	$ 12,420,000
Stock Issued During Period, Value, Acquisitions										$ 5,240,000
Vision Lane Limited And First Asia Finance Limited
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross								$ 7,457,000
Cash								1,122,000
Loan receivables								7,495,000
Interest receivables								151,000
Property, plant and equipment								1,095,000
Other receivables								20,000
Account payables								30,000
Other payables								607,000
Income tax payable								81,000
Goodwill.								3,658,000
Business Combination, Consideration Transferred								$ 12,699,000
GFS
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross																						21,795,000
Cash																						981,000
Loan receivables																						707,000
Property, plant and equipment																						7,000
Accrued liabilities																						29,000
Other payables-related party																						662,000
Income tax payable														$ 14,000								387,000
Intangible assets																						4,336,000
Goodwill.																						60,103,000
Business Combination, Consideration Transferred																						64,341,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		559,581	559,581		15,992,000
Consideration					$ 64,340,000
Percentage of new shares issued for business acquisition					19.90%
Payments for provision of IT consultancy and support services																													$ 1,578,000
GFS | Trademarks
Business Acquisition [Line Items]
Intangible assets																						1,550,000
GFS | Backlog contracts
Business Acquisition [Line Items]
Intangible assets																						$ 2,786,000
Apiguru
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares		559,581	559,581
Shares Issued, Price Per Share | $ / shares																														$ 1.05
Cash	$ 28,000
Account payables	1,000
Other payables	7,000
Intangible assets	39,000
Goodwill.	539,000
Business Combination, Consideration Transferred	$ 588,000	$ 500,000	$ 695,000
Consideration																														$ 590,000
Boca International Limited
Business Acquisition [Line Items]
Consideration				$ 187,000								$ 23,700,000									$ 187,000					$ 187,000					$ 1,460	$ 184,840
Disposal business, Number of shares sold during the period | shares																					94
Boca International Limited | Paris Sky
Business Acquisition [Line Items]
Percentage Of Equity Interest Transferred												49.00%	49.00%
Business Combination, Consideration Transferred												$ 23,700,000	$ 184,840
CSL
Business Acquisition [Line Items]
Consideration																																$ 126,130
CSL | Paris Sky
Business Acquisition [Line Items]
Percentage Of Equity Interest Transferred												49.00%	49.00%
Business Combination, Consideration Transferred												$ 16,170,000	$ 126,130